Segment Reporting	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

(12) Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company determined has only one operating segment.

The following table presents revenue by category for the years ended September 30, 2024,2023 and 2022, respectively:

	2024	2023	2022
Wholesale of pre-owned electronic devices	$35,548,886	$50,199,955	$27,646,484
Retail sales of pre-owned electronic devices	62,875	73,452	212,555
Device rental	-	5,530	189
	$35,611,761	$50,278,937	$27,859,228

The following table presents revenue by product category for the years ended September 30, 2024,2023 and 2022, respectively:

	2024		2023		2022
		%		%		%
Smartphones	$26,291,822	73.8	$41,104,583	81.8	$12,682,287	45.5
Tablets	2,588,041	7.3	3,648,756	7.3	10,198,626	36.6
Laptops and others	6,731,898	18.9	5,525,598	10.9	4,978,315	17.9
Total	$35,611,761	100.0	$50,278,937	100.0	$27,859,228	100.0

All revenues were from Hong Kong for the fiscal years 2024, 2023 and 2022.